Cover	Feb. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2026
Entity File Number	001-42432
Entity Registrant Name	Jackson Acquisition Co II
Entity Central Index Key	0002039058
Entity Tax Identification Number	98-1810786
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2655 Northwinds Parkway
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	770
Local Phone Number	643-5605
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right to acquire one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right to acquire one-tenth (1/10) of one Class A ordinary share
Trading Symbol	JACS.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	JACS
Security Exchange Name	NYSE
Rights, each right to acquire one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Rights, each right to acquire one-tenth (1/10) of one Class A ordinary share
Trading Symbol	JACS.R
Security Exchange Name	NYSE